Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)		Oct. 31, 2023	Oct. 31, 2022
Topsheen Shipping Limited [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	[1]	$ 1,182,319
Shanghai Weisheng International Logistics Co., Ltd. [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		6,794	22,567
Beijing Hanpu Technology Co., Ltd. [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	[2]	579,147	579,147
Mr. Guohua Zhang [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	[3]	2,030,479	2,371,188
New Galion [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		99,833	4,000
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		$ 3,898,572	$ 2,976,902

[1]	The balances mainly represented the balance of advance payment made on behalf of the Group and loan from Topsheen Shipping Limited. For the year ended October 31, 2023, Topsheen Shipping Limited provided a working capital loan $9.0 million and advance of $4.1 million to the Group. The Group repaid $12.1 million during the year. The remaining balance is unsecured, interest free and repayable on demand.
[2]	On May 20, 2022, the Group entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation with the total purchase price of approximately $0.5 million. The testing vessel was delivered to the Company on June 6, 2022. The balance represents unpaid balance of the above contract and other purchased fixed assets.
[3]	As of October 31, 2023 and 2022, Dr. Guohua Zhang advanced $2,030,479 and $2,371,188 to pay certain expanse on behalf of the Group. The advances are non-interest bearing and due on demand. For the year ended October 31, 2023, the balance payable to Dr. Guohua Zhang included $575,000 advance made by Dr. Guohua Zhang to Pacifico for the related general administrative expense incurred prior to the completion of SPAC Transaction.